Other liabilities - Provision for liabilities and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Provisions for liabilities and charges
Balance at beginning of the period	£ 7,757
Implementation of IFRS 9 on 1 January 2018	85
ECL impairment charge	(18)
Transfer from accruals and other liabilities	7
Currency translation and other movements	189
Charge to income statement	2,095
Releases to income statement	(763)
Provisions utilised	(6,348)
Balance at end of the period	3,004	£ 7,757
Payment protection insurance
Provisions for liabilities and charges
Balance at beginning of the period	1,053
Charge to income statement	200
Provisions utilised	(558)
Balance at end of the period	695	1,053
Payment protection insurance | FCA
Provisions for liabilities and charges
Increase in other provisions	200	175	£ 601	£ 600
Cumulative charge of provision	5,300
Payment protection insurance | Redress | FCA
Provisions for liabilities and charges
Charge to income statement	4,800
Provisions utilised	£ (4,200)
Percentage of provision paid	79.00%
Payment protection insurance | Administrative expenses | FCA
Provisions for liabilities and charges
Charge to income statement	£ 500
Provisions utilised	(400)
Other customer redress
Provisions for liabilities and charges
Balance at beginning of the period	870
Transfer from accruals and other liabilities	(4)
Currency translation and other movements	8
Charge to income statement	245
Releases to income statement	(134)
Provisions utilised	(449)
Balance at end of the period	536	870
DoJ
Provisions for liabilities and charges
Balance at beginning of the period	3,243
RMBS Transfers	(683)
Currency translation and other movements	161
Charge to income statement	1,040
Provisions utilised	(3,761)
Balance at end of the period		3,243
Litigation and other regulatory proceedings
Provisions for liabilities and charges
Balance at beginning of the period	641
RMBS Transfers	683
Transfer from accruals and other liabilities	(4)
Currency translation and other movements	21
Charge to income statement	181
Releases to income statement	(325)
Provisions utilised	(414)
Balance at end of the period	783	641
Liabilities and charges
Provisions for liabilities and charges
Other provisions					£ 800
Other
Provisions for liabilities and charges
Balance at beginning of the period	1,950
Implementation of IFRS 9 on 1 January 2018	85
ECL impairment charge	(18)
Transfer from accruals and other liabilities	15
Currency translation and other movements	(1)
Charge to income statement	429
Releases to income statement	(304)
Provisions utilised	(1,166)
Balance at end of the period	£ 990	£ 1,950